Goodwill - Disclosure of Goodwill Allocation by Cash-Generating Units (Details) $ in Thousands, ¥ in Millions, RON in Millions	12 Months Ended
	Mar. 30, 2025 CAD ($)	Mar. 31, 2024 CAD ($)	Mar. 29, 2025 CAD ($)	Mar. 29, 2025 RON	Mar. 29, 2025 JPY (¥)	Apr. 02, 2023 CAD ($)
Disclosure of information for cash-generating units [line items]
Goodwill	$ 72,000	$ 70,800				$ 63,900
Increase (decrease) through net exchange differences, goodwill	1,200	(1,400)
North America DTC - Retail
Disclosure of information for cash-generating units [line items]
Goodwill	13,400	11,700
North America DTC - e-Commerce
Disclosure of information for cash-generating units [line items]
Goodwill	7,000	6,600
North America Wholesale
Disclosure of information for cash-generating units [line items]
Goodwill	5,800	5,700
Asia Pacific DTC - Retail
Disclosure of information for cash-generating units [line items]
Goodwill	11,300	9,800
Asia Pacific DTC - e-Commerce
Disclosure of information for cash-generating units [line items]
Goodwill	2,800	2,600
Asia Pacific Wholesale
Disclosure of information for cash-generating units [line items]
Goodwill	3,800	3,600
EMEA DTC - Retail
Disclosure of information for cash-generating units [line items]
Goodwill	4,700	4,300
EMEA DTC - e-Commerce
Disclosure of information for cash-generating units [line items]
Goodwill	3,000	2,800
EMEA Wholesale
Disclosure of information for cash-generating units [line items]
Goodwill	6,300	6,000
Japan Joint Venture
Disclosure of information for cash-generating units [line items]
Goodwill	10,400	9,400	$ 10,200		¥ 1,059.3
Increase (decrease) through net exchange differences, goodwill	800
Paola Confectii
Disclosure of information for cash-generating units [line items]
Goodwill	3,500	$ 8,300	$ 8,700	RON 28.1
Increase (decrease) through net exchange differences, goodwill	$ 400